Consolidated Statements of Stockholders Equity (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Net of the transaction costs	$ 16,472
Series A Convertible Preferred Stock
Net of Issuance cost	$ 176